SIGNIFICANT ACCOUNTING POLICIES (Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2016
Computers and peripheral equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	14 years
Computers and peripheral equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	33 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	15 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	17 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Over the shorter of the related lease period Â or the life of the asset